SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting [Abstract]
Revenues	$ 25,602
Cost of revenue	(12,466)
Gross profit	13,136
Sales and marketing expenses	(175,881)	(398,408)	(716,264)	(1,771,614)	(2,051,550)
General and administrative expenses	(1,955,245)	(629,256)	(1,838,740)	(1,657,879)	(1,315,509)
Research and development expenses	(285,405)	(568,245)	(832,565)	(1,459,828)	(929,916)
Total other income (expense), net	19,467	(40,014)	11,159	(9,685)	33,744
Income tax expense
Net loss	$ (2,383,928)	$ (1,635,923)	$ (3,376,410)	$ (4,899,006)	$ (4,263,231)